FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of components and classification of financial assets and liabilities measured at fair value
The following fair value hierarchy table presents the components and classification of the Company’s financial assets and liabilities measured at fair value as of December 31, 2017 and 2016:

	2017				2016
(in millions)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$265	$230	$35	$—	$242	$179	$63	$—
Restricted cash	$77	$77	$—	$—	$—	$—	$—	$—
Liabilities:
Acquisition-related contingent consideration	$(387)	$—	$—	$(387)	$(892)	$—	$—	$(892)

Schedule of reconciliation of contingent consideration obligations measured on a recurring basis using significant unobservable inputs
The following table presents a reconciliation of contingent consideration obligations measured on a recurring basis using significant unobservable inputs (Level 3) for 2017 and 2016:

(in millions)	2017		2016
Beginning balance, January 1,		$892		$1,156
Adjustments to Acquisition-related contingent consideration:
Accretion for the time value of money	$54		$92
Fair value adjustments to the expected future royalty payments for Addyi®	(312)		(18)
Fair value adjustments due to changes in estimates of other future payments	(31)		(87)
Acquisition-related contingent consideration		(289)		(13)
Reclassified to liabilities held for sale and subsequently disposed		(168)		(26)
Payments / Settlements		(49)		(175)
Foreign currency translation adjustment included in other comprehensive loss		1		(40)
Measurement period adjustments to 2015 acquisitions and other		—		(10)
Ending balance, December 31,		387		892
Current portion		43		52
Non-current portion		$344		$840

Nonrecurring fair value measurements
The following fair value hierarchy table presents the assets measured at fair value on a non-recurring basis as of December 31, 2017 and 2016:

	As of December 31, 2017				As of December 31, 2016
(in millions)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Non-current assets held for sale	$—	$—	$—	$—	$38	$—	$—	$38